UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 26, 2006 to July 25, 2006

Commission File Number of issuing entity: 333-125422-37

BEAR STEARNS ASSET BACKED SECURITIES I TRUST 2006-HE1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-125422

BEAR STEARNS ASSET BACKED SECURITIES I LLC
(Exact name of depositor as specified in its charter)

EMC MORTGAGE CORPORATION
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-0354082
32-0171170
35-2268431
37-1521710
38-3734222
61-1500250
30-0354090
32-0171173
35-2268434
37-1521714
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes I-A-1, I-A-2, I-A-3, I-M-1, I-M-2, I-M-3, I-M-4, I-M-5, I-M-6, I-M-7, I-M-8, II-A-1, II-A-2, II-A-3, II-M-1, II-M-2, II-M-3, II-M-4, II-M-5, II-M-6, II-M-7 & II-M-8	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The revised monthly distribution report for the period referenced above for the holders of Bear Stearns Asset Backed Securities I Trust 2006-HE1, Asset-Backed Certificates, Series 2006-HE1 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 9. Exhibits.
(a) 99.1 Revised monthly distribution report pursuant to Section 5.06 of the Pooling and Servicing Agreement for the distribution on July 25, 2006. This revision is due to the incorrect distribution date report being attached by the Trustee to the initial Form 10-D filed on August 9, 2006.  The correct statement date & time stamp on the distribution report is 02-Aug-2006 10:27.  The original 10-D executed by Mark T. Novachek was properly executed to be filed with the distribution report dated 8/2/06, not the statement dated 7/25/06 utilized by the Trustee.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bear Stearns Asset Backed Securities I Trust 2006-HE1
Date:	August 17, 2006	By: EMC Mortgage Corporation, as Master Servicer
/s/ Mark Novachek
Name: Mark Novachek
Title: SVP Financial Operations